S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value | $	$ (261,711)
Net Tangible Book Value, Adjusted | $	$ 100,738,732
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,583,916
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	14,522,189
No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value | $	$ (261,711)
Net Tangible Book Value, Adjusted | $	$ 115,832,532
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,583,916
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	16,680,091
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value | $	$ (261,711)
Net Tangible Book Value, Adjusted | $	$ 75,738,732
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,583,916
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	12,022,189
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value | $	$ (261,711)
Net Tangible Book Value, Adjusted | $	$ 87,082,532
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,583,916
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	13,805,091
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value | $	$ (261,711)
Net Tangible Book Value, Adjusted | $	$ 50,738,732
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,583,916
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	9,522,189
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value | $	$ (261,711)
Net Tangible Book Value, Adjusted | $	$ 58,332,532
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,583,916
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	10,930,091
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value | $	$ (261,711)
Net Tangible Book Value, Adjusted | $	$ 25,738,732
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,583,916
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	7,022,189
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value | $	$ (261,711)
Net Tangible Book Value, Adjusted | $	$ 29,582,532
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,583,916
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	8,055,091
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value | $	$ (261,711)
Net Tangible Book Value, Adjusted | $	$ 988,732
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,583,916
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	4,522,189
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value | $	$ (261,711)
Net Tangible Book Value, Adjusted | $	$ 1,082,532
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	4,583,916
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	5,180,091
Increase attributable to public shareholders [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7
Increase attributable to public shareholders [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7
Increase attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.36
Increase attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.37
Increase attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.39
Increase attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.4
Increase attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.73
Increase attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.73
Increase attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.27
Increase attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.28
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.94
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.94
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.31
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.3
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.34
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.33
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.67
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.67
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.22
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.21
Dilution to public shareholders [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.06
Dilution to public shareholders [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.06
Dilution to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.69
Dilution to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.7
Dilution to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.66
Dilution to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.67
Dilution to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	6.33
Dilution to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	6.33
Dilution to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.78
Dilution to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 9.79
Net proceeds from this offering and the sale of the placement shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ 101,133,000
Net proceeds from this offering and the sale of the placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	116,133,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	101,133,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	116,133,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	101,133,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	116,133,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	101,133,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	116,133,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	101,133,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	116,133,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	211,243
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	211,243
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	211,243
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	211,243
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	211,243
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	211,243
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	211,243
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	211,243
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	211,243
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	211,243
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(250,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(250,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(250,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(250,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(250,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(250,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(250,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(250,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(250,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(250,000)
Overallotment Liability [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(93,800)
Overallotment Liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(93,800)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(93,800)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(93,800)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(93,800)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(25,000,000)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(28,750,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(50,000,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(57,500,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(75,000,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(86,250,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(100,000,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ (115,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(597,902)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(597,902)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(597,902)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(597,902)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(597,902)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares offered [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	10,000,000
Ordinary shares offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	11,500,000
Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(2,500,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(2,875,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(5,000,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(5,750,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(7,500,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(8,625,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(10,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(11,500,000)
Representative Shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	300,000
Representative Shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	360,000
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	300,000
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	360,000
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	300,000
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	360,000
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	300,000
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	360,000
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	300,000
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	360,000
Placement shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,175
Placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,175
Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,175
Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,175
Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,175
Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,175
Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,175
Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,175
Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,175
Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,175